Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Disclosure [Line Items]
Percentage of federal statutory rate income tax benefit applied	34.00%
Valuation allowance	$ (136,840,211)	$ (99,668,104)
Change in the valuation allowance	37,200,000
Expiration date of loss carryforwards	From 2016 through 2032
Percentage of tax benefits recognized upon ultimate settlement	50.00%
Unrecognized tax benefits	0	0
2012 through 2030 [Member]
Income Taxes Disclosure [Line Items]
Accumulated operating loss carryforwards	$ 75,000,000